Cover	Mar. 12, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2021
Entity File Number	001-40162
Entity Registrant Name	M3-Brigade Acquisition II Corp.
Entity Central Index Key	0001839175
Entity Tax Identification Number	86-1359752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway—19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	202-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A
Title of 12(b) Security	Units, each consisting of one share of Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	MBAC.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	MBAC
Security Exchange Name	NYSE
Redeemable warrants included as part of the
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share
Trading Symbol	MBAC.WS
Security Exchange Name	NYSE